Summary of Significant Accounting Policies (Details 7)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenue recognition
Number of criteria to be met for recognition of revenue from one-time commissions | item	2
Business Tax and Related Surcharges
Business taxes and related surcharge rate, minimum (as a percentage)	3.00%
Business taxes and related surcharge rate, maximum (as a percentage)	6.00%
Goodwill and Intangible Asset Impairment [Abstract]
Goodwill, Impairment Loss	$ 0
Government Grants
Cash subsidies	$ 3,755,759	$ 2,363,893	$ 777,415